Lease	12 Months Ended
Jun. 30, 2024
Lease [Abstract]
Lease

Note 11 — Lease

Non-cancellable Operating Lease

The Company entered into a lease arrangement for its office facility in May 2022. The lease started on May 20, 2022 and expired on June 3, 2024. The Company renewed the lease arrangement in May 2024. The new lease started on June 4, 2024 and will expire on June 3, 2025. The Company applied the short-term lease expedient for lease arrangements with a lease term of 12 months or less at commencement under ASC 842-20-25-2, and accordingly, no operating lease right-of-use assets and liabilities are recognized for the new lease.

The component of lease expense was as follows:

	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Operating lease cost	$325,651	$402,063	$388,807	$49,794

Supplemental balance sheet information related to leases was as follows:

	As of June 30,
	2023	2023	2024
	HKD	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$755,870	$353,807	$-	$-

Current operating lease obligation	$384,985	$370,181	$-	$-
Noncurrent operating lease obligation	370,181	-	-	-
Total operating lease obligation	$755,166	$370,181	$-	$-
Weighted average remaining lease term (in years):
Operating lease	1.9	0.93	-
Weighted average discount rate:
Operating lease	5.0%	5.0%	-%

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of June 30, 2024 was as follows:

Years ending June 30,	Amount (HKD)	Amount (US$)
2025	$385,000	$49,307